Leases - Schedule of Weighted Average Remaining Lease Term and Discount Rate on Finance Leases (Details)	Jun. 30, 2026		Dec. 31, 2025		Dec. 31, 2024
Schedule Of Weighted Average Remaining Lease Term And Discount Rate On Finance Leases Abstract
Weighted average remaining lease term	9 months		1 year 3 months 18 days		3 years 7 months 6 days
Weighted average discount rate	18.50%		18.50%		17.90%
Weighted average remaining lease term (years)*	0 years	[1]	7 months 6 days	[1],[2]	1 year 7 months 6 days	[2]
Weighted average discount rate	0.00%	[1]	19.30%	[1]	19.30%

[1]	The finance leases obligations of the Company have been fully settled as of June 30,2026.
[2]	The finance leases of the Company mature on June 30, 2026. However, as of December 31, 2025, and December 31, 2024, entire finance lease liability has been classified as current on the consolidated balance sheet pursuant to the forbearance agreement entered into by the Company with the bank.